Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share, without nominal value
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	252.28
Maximum Aggregate Offering Price	$ 454,104,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,711.76
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 shall also cover an indeterminate amount of Ordinary Shares (the "Ordinary Shares") of SAP SE ("Registrant") that become issuable with respect to the securities identified in the above table, by reason of stock splits, stock dividends or similar anti-dilution adjustments of outstanding Ordinary Shares. 1(b) Estimated in accordance with Rule 457(h)(1) and Rule 457(c) under the Securities Act, solely for the purpose of computing the registration fee, based upon the average of the high and low price per Ordinary Share reported on Xetra, the electronic trading platform of Deutsche Boerse AG, on November 10, 2025 translated into U.S. dollars at an exchange rate of EUR1 to $1.15592, the euro foreign exchange reference rate as published by the European Central Bank on that date.